Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation

Principles of consolidation

The consolidated financial statements include the accounts of JMax International Limited and Grand World. Significant intercompany balances and transactions have been eliminated.

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. The most significant estimates and related assumptions include the assessment of the allowance for doubtful receivables, and the assessment of the recoverability of the carrying amount of inventory. Actual results could differ from those estimates.

Foreign Currency Translation and Transactions

Foreign currency translation and transactions

The Company uses United States dollars (“$”) as reporting currency. The functional currency of JMax and the subsidiary incorporated in Hong Kong is $. An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which it primarily generates and expends cash. The Company considered various indicators, such as cash flows, sales price, market expenses, financing and inter-company transactions and arrangements in determining an entity’s functional currency.

Cash	Cash Cash consists of cash on hand, bank deposits, which are unrestricted as to withdrawal and use.
Accounts Receivable

Accounts Receivable

The Company maintains allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to estimate the allowance. For the years ended March 31, 2018, 2019 and 2020, the Company recognized bad debt allowance of nil, nil and $3,785,151, respectively. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted.

Inventory

Inventory

Inventory primarily consists of finished goods and is valued at the lower of the inventory’s cost (weighted average basis) or net realizable value. Management compares the cost of inventory with its net realizable value and an adjustment is made to write down inventory to net realizable value, if lower.

Lease

Lease

On April 1, 2019, the Company adopted Accounting Standards Update (“ASU”) 2016-02 (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. See Note 8 for additional information.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Operating lease right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is remeasured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Short-term leases and leases of low value assets

The Company has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. Lease payments associated with these leases are expensed as incurred.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which is 5 years for equipment.

Maintenance and repair costs are charged to expense as incurred. Significant improvements or betterments are capitalized and depreciated over the rest estimated life of the asset.

Intangible Asset

Intangible Asset

Intangible asset consists of distribution channel. It comprises the relationship between Grand World and its wholesale customers. The Company conducts its business through its wholly-owned subsidiary, Grand World, a trading and logistics company, which sells to wholesale customers healthcare related consumer products in over 30 different counties. Grand World has strong relationships with its wholesale customers (the “distribution channel”), is one of the Company’s competitive strengths. The Company believes that it is this relationship that will provide a strong platform for its products internationally and that it will benefit from economies of scale. The Company also believes that this platform will facilitate its expansion within a large addressable market and provide a broad set of potential acquisition targets in various healthcare consumer product categories and geographic markets, thus giving rise to the economic value of the “distribution channel”, which is amortized over its estimated useful live - ten years.

Impairment of Long-lived Assets

Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Goodwill

Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of businesses acquired. Goodwill is not being amortized but is reviewed at least annually for impairment and whenever events or changes in circumstances indicate that the value of the asset may be impaired. In the evaluation of goodwill impairment, the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment is not conclusive, we proceed to a two-step process to test goodwill for impairment including comparing the fair value of the reporting unit to its carrying value (including attributable goodwill). Fair value for the reporting units is determined using an income or market approach incorporating market participant considerations and management’s assumptions on revenue growth rates, operating margins, discount rates and expected capital expenditures. Fair value determinations may include both internal and third-party valuations. The Company generally performs the annual impairment testing on March 31.

Fair Value Measurement

Fair Value Measurement

The Company’s financial instruments consist of cash, accounts receivable and accounts payable. The carrying amount of these financial instruments approximates fair value due to the short-term nature.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue is recognized when (or as) the Company satisfies performance obligations by transferring a promised goods to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Company expects to receive in exchange for transferring the promised goods to the customer. Given the nature of our business, customer product orders are fulfilled at a point in time and not over a period of time. The Company experienced no material product returns and recorded no reserve for sales returns for each of the periods presented. The Company does not have any future obligations directly or indirectly related to product resale by the customer.

Cost of Revenue

Cost of revenue

Cost of revenue consists of cost of products purchased from manufacturers and distributors. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of revenue.

Earnings Per Share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the periods. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the period adjusted for the effect of dilutive common share equivalent (computed using the treasury stock or if converted method).

Share-Based Compensation

Share-Based Compensation

The Company recognizes compensation expense associated with the issuance of equity instruments to employees for their services. The fair value of the equity instruments is estimated on the date of grant and is expensed in the financial statements over the service period. The input assumptions used in determining fair value are the expected life, expected volatility, risk-free rate and the dividend yield.

Share-based compensation associated with the issuance of equity instruments to non-employees is recorded at the fair value on the measurement date. The measurement of stock-based compensation at fair value is subject to periodic adjustment at each reporting period.

Income Taxes

Income taxes

The Company records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carry forwards. Accounting standards regarding income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence; it is more likely than not that those assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with operating loss and tax credit carry forwards not expiring unused, and tax planning alternatives.

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting standards regarding uncertainty in income taxes provide a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustment and which may not accurately anticipate actual outcomes. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in our provision for income taxes line of our consolidated statements of operations for the years ended March 31, 2020, 2019 and 2018, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires a consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, including those interim periods within those fiscal years. The Company is currently assessing the impact of adopting this standard, but based on a preliminary assessment, does not expect the adoption of this guidance to have a material impact on its condensed consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amendment removes Step 2 of a goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company has completed the assessment of the adoption of this guidance on its consolidated financial statements, the adoption of this guidance will not have a material impact on its consolidated financial statements.

The FASB has issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.

ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820 as follows:

Removals

The following disclosure requirements were removed from Topic 820:

●	The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy;

●	The policy for timing of transfers between levels;

●	The valuation processes for Level 3 fair value measurements; and

●	For nonpublic entities, the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period.

The following disclosure requirements were modified in Topic 820:

● In lieu of a roll forward for Level 3 fair value measurements, a nonpublic entity is required to disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities;

● For investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly; and

● The amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date.

Additions

The following disclosure requirements were added to Topic 820; however, the disclosures are not required for nonpublic entities:

● The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and

● The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements.

In addition, the amendments eliminate at a minimum from the phrase “an entity shall disclose at a minimum” to promote the appropriate exercise of discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements.

Effective Date

The amendments in ASU No. 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019.

The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date.

Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date.

The FASB has issued Accounting Standards Update (ASU) No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which reduces complexity for the accounting for costs of implementing a cloud computing service arrangement. This standard aligns the accounting for implementation costs of hosting arrangements, regardless of whether they convey a license to the hosted software.

The ASU aligns the following requirements for capitalizing implementation costs:

● Those incurred in a hosting arrangement that is a service contract, and

● Those incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license).

For calendar-year public companies, the changes will be effective for annual periods, including interim periods within those annual periods, in 2020. For all other calendar-year companies and organizations, the changes will be effective for annual periods in 2021, and interim periods in 2022.

Recently issued ASUs by the FASB, except for the ones mentioned above, and are not expected to have a significant impact on the Company’s consolidated results of operations or financial position.